Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 2, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A of Deutsche Emerging Markets Frontier Fund (the “Fund”), a series of Deutsche International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400, 811-00642)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 155 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). The Amendment is being filed principally to reflect the addition of Deutsche Asset Management (Hong Kong) Limited as a sub-advisor to the Fund. Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2015. No fees are required in connection with this filing.

The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on September 12, 2014 in Post-Effective Amendment No. 147 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,
/s/James M. Wall
James M. Wall
Director & Senior Counsel

cc: John Marten, Esq., Vedder Price LLC